Earnings Per Unit and Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Numerator:
Net income (loss) attributable to controlling interest	$ 27,507	$ (6,806)
Adjustment of change in fair value of potentially dilutive warrant liabilities	(20,620)	0
Adjustment of non-controlling interest from conversion of Class V Common Stock	(11,452)	0
Adjusted net income (loss) to common shareholders	$ (4,565)	$ (6,806)
Denominator:
Weighted average shares/members' units - basic (in shares)	82,433	100
Weighted average shares/members' units - diluted (in shares)		100
Earnings (loss) per share/unit - basic (in dollars per share)	$ 0.33	$ (68.06)
Earnings (loss) per share/unit - diluted (in dollars per share)		$ (68.06)
Class A Common Stock
Denominator:
Weighted average shares/members' units - basic (in shares)	82,433
Dilutive potential Class A Common Stock from warrants (in shares)	2,436
Diluted potential Class A Common Stock from conversion of Class V Common Stock (in shares)	251,034
Weighted average shares/members' units - diluted (in shares)	335,903
Earnings (loss) per share/unit - basic (in dollars per share)	$ 0.33
Earnings (loss) per share/unit - diluted (in dollars per share)	$ (0.01)